Other Expenses - Schedule of Other Expenses (Details) - USD ($)			12 Months Ended
		Jul. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Expenses [Abstract]
Bad debt allowance	[1]		$ 566,202	$ (246,619)	$ 463,463
Professional fees			918,016	121,773	193,838
Distribution expenses			99,515	102,971	142,513
Office expenses			185,258	221,371	154,802
Rental expenses		$ 2,250	1,542	31,342	29,865
Others			49,370	83,801	5,154
Total			$ 1,819,903	$ 314,639	$ 989,635

[1]	Included in the bad debt allowance being an amount owing by iMatrix Global Pte Ltd and Concorde Global I Pte Ltd written off in year ended December 31, 2024.